RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 19 – RELATED PARTY TRANSACTIONS
The TISP 10.0% Notes were purchased by certain beneficial owners of the Trilogy LLC 2022 Notes. The purchasers of the TISP 10.0% Notes included SG Enterprises II, LLC, which purchased
$7.0
million of TISP 10.0% Notes. SG Enterprises II, LLC is a Washington limited liability company owned by John W. Stanton and Theresa E. Gillespie. John W. Stanton is the Chairman of the Board of TIP Inc. and Theresa E. Gillespie is a Director of TIP Inc.
NuevaTel engages in certain service-related transactions with its noncontrolling interest in the ordinary course of business, which are included in our consolidated financial statements. During the years ended December 31, 2021, 2020 and 2019, NuevaTel incurred interconnection and other expenses of $0.5 million, $0.6 million and $0.6 million, respectively, with its noncontrolling interest. During the years ended December 31, 2021, 2020 and 2019, NuevaTel received interconnection and other revenues of
 $0.3 million, $0.4 million and $0.5 million,
respectively, from its noncontrolling interest. In February 2013, NuevaTel signed an agreement with its noncontrolling interest to share a portion of international data telecommunications service capacity under an agreement with a third party service provider (“Capacity Agreement”). During the years ended December 31, 2021, 2020 and 2019, NuevaTel earned
$0.8 million, $1.2 million and $1.3 million,
respectively, from its noncontrolling interest under the Capacity Agreement which is recorded as a reduction of cost of service. As of December 31, 2021 and 2020, NuevaTel has a net receivable due from its noncontrolling interest of
 $0.2 million and $0.8 million,
respectively, and this amount is expected to be received according to an installment plan agreement.

In August 2019, 2degrees entered into an EIP receivables secured borrowing arrangement with the EIP Purchaser and financial institutions that lend capital to the EIP Purchaser. The Company evaluated the structure and terms of the arrangement and determined that the EIP Purchaser is a VIE because it lacks sufficient equity to finance its activities and its equity holder, which is one of the financial lending institutions, lacks the attributes of a controlling financial interest. The Company determined that 2degrees is the primary beneficiary of the EIP Purchaser and thus the EIP Purchaser is required to be consolidated in our financial statements. For additional information, see Note 4 – EIP Receivables.
On July 31, 2013, Trilogy LLC entered into an agreement (the “Agreement”) with Salamanca Holding Company (“SHC”), a Delaware limited liability company, and three former Trilogy LLC executives. Pursuant to the Agreement, Trilogy LLC transferred to SHC 80% of Trilogy LLC’s interest in its wholly owned subsidiary, Salamanca Solutions International LLC (“SSI”), in exchange for 2,140 Class C Units held by the three individuals. Pursuant to a subsequent agreement among the owners of SHC, one of these individuals transferred his ownership interest to the other two owners of SHC.

Since 2008, SSI has licensed billing and customer relations management intellectual property that it owned, known as Omega (the “Omega IP”), and associated software support and development services, to NuevaTel. NuevaTel paid maintenance fees to SSI that covered most of the operating costs of SSI. The Company believes that SHC, as the majority owner of SSI, is seeking to identify new sources of revenue from third party customers for the software services that SSI can provide. Trilogy LLC, through a wholly owned subsidiary, holds an option to acquire the Omega IP at nominal cost if SSI ceases business operations in the future. Trilogy LLC has the right to appoint one of the members of the SSI board of directors and has certain veto rights over significant SSI business decisions. The impact on our consolidat ed results related to SSI was an increase to net loss of $132 thousand and $40 thousand, and an increase to net income of $49 thousand
,
for the years ended December 31, 2021, 2020
and 2019, respectively.

Subsequent to December
31
,
2021
, TIP Inc. agreed to loan $
80
 thousand to SSI and funded the loan in
January 2022
. The loan bears interest at a rate of
0.44
% per annum, compounding annually. The loan is repayable monthly beginning
April 1, 2022
and matures
 on
July 1, 2023
.

The Company and its officers have used, and may continue to use, jet airplanes owned by certain of the Trilogy LLC founders. The Company reimburses the Trilogy LLC founders at fair market value and on terms no less favorable to the Company than the Company believes it could obtain in comparable transactions with a third party for the use of these airplanes. There were no such reimbursements made during the years ended December 31, 2021 and 2020. For the year ended December 31, 2019, the Company reimbursed the Trilogy LLC founders approximately $49 thousand for the use of their airplanes.
Trilogy LLC had a non-interest bearing loan outstanding to New Island Cellular, LLC (“New Island”), an entity with which a former member and manager of Trilogy LLC is affiliated, in an aggregate principal amount of approximately
$6.2
 million (the “New Island Loan”), the proceeds of which were used to cover additional taxes owed by New Island as a result of Trilogy LLC’s 2006 election to treat its former subsidiary, ComCEL, as a U.S. partnership for tax purposes. In connection with the redemption of the Class C Units owned by New Island, the New Island Loan was forgiven and the related Common Shares issued to New Island in connection with such redemption will be cancelled prior to the closing of the transaction described below in Note 20 – Subsequent Events. The New Island Loan was unsecured at the time of cancellation and the value of the Common Shares at the time of cancellation was less than the outstanding balance of the loan.